UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

December 31, 2016

MAG-QTLY-0217
1.811314.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	102,800	$21,967
Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,186,400	49,947
Service Corp. International	4,329,777	122,966
		172,913
Hotels, Restaurants & Leisure - 1.2%
Papa John's International, Inc.	893,100	76,431
Starbucks Corp.	1,851,200	102,779
		179,210
Household Durables - 0.6%
Leggett & Platt, Inc.	1,784,000	87,202
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	405,800	304,297
Netflix, Inc. (a)	283,800	35,134
Priceline Group, Inc. (a)	45,200	66,266
		405,697
Media - 1.0%
DISH Network Corp. Class A (a)	687,800	39,844
Interpublic Group of Companies, Inc.	4,002,900	93,708
WME Entertainment Parent, LLC Class A unit (b)(c)	7,302,780	15,000
		148,552
Specialty Retail - 2.6%
Foot Locker, Inc.	1,093,100	77,490
Home Depot, Inc.	1,257,700	168,632
Ross Stores, Inc.	2,007,900	131,718
		377,840
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. Class B	1,805,800	91,789
PVH Corp.	1,568,200	141,514
Ralph Lauren Corp.	782,800	70,702
		304,005

TOTAL CONSUMER DISCRETIONARY		1,697,386

CONSUMER STAPLES - 4.9%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	701,060	74,203
Constellation Brands, Inc. Class A (sub. vtg.)	452,900	69,434
Molson Coors Brewing Co. Class B	898,200	87,404
Monster Beverage Corp. (a)	2,114,700	93,766
The Coca-Cola Co.	4,881,100	202,370
		527,177
Food Products - 1.0%
Mondelez International, Inc.	2,048,900	90,828
Post Holdings, Inc. (a)	751,500	60,413
		151,241
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	684,900	52,388

TOTAL CONSUMER STAPLES		730,806

ENERGY - 10.2%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	1,617,300	105,076
National Oilwell Varco, Inc.	2,372,900	88,841
Oil States International, Inc. (a)	1,509,100	58,855
Schlumberger Ltd.	1,874,900	157,398
		410,170
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	2,504,000	174,604
Apache Corp.	2,314,400	146,895
Chevron Corp.	2,124,200	250,018
Cimarex Energy Co.	474,600	64,498
ConocoPhillips Co.	3,514,500	176,217
Extraction Oil & Gas, Inc.	149,793	3,002
Newfield Exploration Co. (a)	1,245,600	50,447
PDC Energy, Inc. (a)	622,900	45,210
Phillips 66 Co.	688,200	59,467
The Williams Companies, Inc.	3,875,100	120,671
		1,091,029

TOTAL ENERGY		1,501,199

FINANCIALS - 21.5%
Banks - 11.7%
Bank of America Corp.	23,920,200	528,636
Citigroup, Inc.	5,440,316	323,318
JPMorgan Chase & Co.	4,646,398	400,938
Regions Financial Corp.	4,900,100	70,365
U.S. Bancorp	2,668,259	137,068
Wells Fargo & Co.	4,828,855	266,118
		1,726,443
Capital Markets - 5.2%
BlackRock, Inc. Class A	193,600	73,673
Goldman Sachs Group, Inc.	1,268,300	303,694
Morgan Stanley	1,578,700	66,700
MSCI, Inc.	1,422,200	112,041
Northern Trust Corp.	1,967,800	175,233
PJT Partners, Inc.	114,745	3,543
The Blackstone Group LP	1,463,700	39,564
		774,448
Consumer Finance - 1.9%
Capital One Financial Corp.	2,051,300	178,955
Synchrony Financial	2,675,700	97,048
		276,003
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,931,466	314,790
Insurance - 0.6%
Chubb Ltd.	650,596	85,957

TOTAL FINANCIALS		3,177,641

HEALTH CARE - 12.1%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	786,100	96,179
Amgen, Inc.	1,590,187	232,501
Amicus Therapeutics, Inc. (a)	2,812,453	13,978
Biogen, Inc. (a)	294,304	83,459
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Regeneron Pharmaceuticals, Inc. (a)	160,100	58,771
Vertex Pharmaceuticals, Inc. (a)	656,700	48,379
		533,267
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	4,844,600	104,789
Danaher Corp.	1,065,800	82,962
Intuitive Surgical, Inc. (a)	93,050	59,010
Medtronic PLC	1,615,052	115,040
		361,801
Health Care Providers & Services - 2.4%
Cigna Corp.	756,360	100,891
McKesson Corp.	450,730	63,305
UnitedHealth Group, Inc.	1,193,000	190,928
		355,124
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	4,690,600	213,704
Bruker Corp.	3,493,162	73,985
		287,689
Pharmaceuticals - 1.6%
Allergan PLC	493,161	103,569
Bristol-Myers Squibb Co.	1,987,100	116,126
Jazz Pharmaceuticals PLC (a)	214,740	23,413
		243,108

TOTAL HEALTH CARE		1,780,989

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.7%
General Dynamics Corp.	712,000	122,934
Huntington Ingalls Industries, Inc.	591,933	109,028
Northrop Grumman Corp.	907,463	211,058
United Technologies Corp.	957,100	104,917
		547,937
Airlines - 0.5%
Southwest Airlines Co.	1,584,000	78,947
Building Products - 0.5%
A.O. Smith Corp.	1,526,100	72,261
Construction & Engineering - 1.5%
Fluor Corp.	2,793,786	146,730
Jacobs Engineering Group, Inc. (a)	1,302,400	74,237
		220,967
Electrical Equipment - 1.0%
Acuity Brands, Inc.	529,700	122,287
Fortive Corp.	529,850	28,416
		150,703
Machinery - 2.4%
Allison Transmission Holdings, Inc.	2,378,500	80,132
Caterpillar, Inc.	2,268,857	210,414
Flowserve Corp.	1,281,109	61,557
		352,103
Professional Services - 0.5%
IHS Markit Ltd. (a)	2,105,400	74,552
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	1,769,300	75,213

TOTAL INDUSTRIALS		1,572,683

INFORMATION TECHNOLOGY - 21.4%
Electronic Equipment & Components - 0.3%
CDW Corp.	964,200	50,225
Internet Software & Services - 5.3%
Alphabet, Inc.:
Class A (a)	300,316	237,985
Class C (a)	302,754	233,672
Facebook, Inc. Class A (a)	2,454,800	282,425
GoDaddy, Inc. (a)	682,200	23,843
Nutanix, Inc. Class B	462,283	11,664
		789,589
IT Services - 5.6%
Accenture PLC Class A	1,661,276	194,585
Fiserv, Inc. (a)	578,900	61,525
Global Payments, Inc.	3,302,800	229,247
MasterCard, Inc. Class A	1,484,600	153,285
Visa, Inc. Class A	2,417,600	188,621
		827,263
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Ltd.	727,000	128,512
Maxim Integrated Products, Inc.	765,226	29,515
NVIDIA Corp.	1,467,800	156,673
Skyworks Solutions, Inc.	287,300	21,450
		336,150
Software - 2.7%
Adobe Systems, Inc. (a)	1,108,800	114,151
Autodesk, Inc. (a)	1,617,500	119,711
DocuSign, Inc. (a)(c)	16,185	308
Salesforce.com, Inc. (a)	1,587,375	108,672
Synopsys, Inc. (a)	260,066	15,307
Workday, Inc. Class A (a)	513,200	33,917
Xero Ltd. (a)	4	0
		392,066
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	6,647,413	769,906

TOTAL INFORMATION TECHNOLOGY		3,165,199

MATERIALS - 2.1%
Chemicals - 1.6%
LyondellBasell Industries NV Class A	1,959,619	168,096
Monsanto Co.	591,084	62,188
		230,284
Containers & Packaging - 0.5%
Ball Corp.	1,081,300	81,173

TOTAL MATERIALS		311,457

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	1,651,761	174,558
Public Storage	821,500	183,605
		358,163
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (b)(c)(d)	500,000	5,983
RREF CMBS AIV, LP (b)(c)(d)(e)	500,000	21,362
RREF Midtown Colony REIT, Inc. (b)(c)(d)(f)	500,000	0
		27,345

TOTAL REAL ESTATE		385,508

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	738,800	76,288
TOTAL COMMON STOCKS
(Cost $10,811,097)		14,399,156

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(c)	12,145,838	21,741
Series G, 8.00% (a)(c)	3,847,486	6,887
		28,628
Internet & Direct Marketing Retail - 0.0%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	10,000

TOTAL CONSUMER DISCRETIONARY		38,628

INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	966,928	47,159
Software - 0.6%
Cloudflare, Inc. Series D 8.00% (a)(c)	571,642	2,704
DocuSign, Inc.:
Series B (a)(c)	7,510	143
Series B-1 (a)(c)	2,249	43
Series D (a)(c)	2,376,438	45,224
Series E (a)(c)	139,427	2,653
Malwarebytes Corp. Series B (c)	3,373,494	31,388
		82,155

TOTAL INFORMATION TECHNOLOGY		129,314

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $92,533)		167,942
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.53% 3/23/17 (g)
(Cost $6,672)	6,680	6,673
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.60% (h)
(Cost $254,130)	254,088,731	254,140
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $11,164,432)		14,827,911
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(38,984)
NET ASSETS - 100%		$14,788,927

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,333 CME E-mini S&P 500 Index Contracts (United States)	March 2017	149,043	$(1,270)

The face value of futures purchased as a percentage of Net Assets is 1.0%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $210,595,000 or 1.4% of net assets.

 (d) Affiliated company

 (e) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (f) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,673,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.00%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A unit	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$474
Fidelity Securities Lending Cash Central Fund	115
Total	$589

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$8,728	$--	$--	$2,251	$5,983
RREF CMBS AIV, LP	23,654	--	--	4,483	21,362
RREF Midtown Colony REIT, Inc.	63	--	--	134	--
Total	$32,445	$--	$--	$6,868	$27,345

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,736,014	$1,682,386	$--	$53,628
Consumer Staples	730,806	730,806	--	--
Energy	1,501,199	1,501,199	--	--
Financials	3,177,641	3,177,641	--	--
Health Care	1,780,989	1,780,989	--	--
Industrials	1,572,683	1,572,683	--	--
Information Technology	3,294,513	3,153,227	11,664	129,622
Materials	311,457	311,457	--	--
Real Estate	385,508	358,163	--	27,345
Telecommunication Services	76,288	76,288	--	--
U.S. Government and Government Agency Obligations	6,673	--	6,673	--
Money Market Funds	254,140	254,140	--	--
Total Investments in Securities:	$14,827,911	$14,598,979	$18,337	$210,595
Derivative Instruments:
Liabilities
Futures Contracts	$(1,270)	$(1,270)	$--	$--
Total Liabilities	$(1,270)	$(1,270)	$--	$--
Total Derivative Instruments:	$(1,270)	$(1,270)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$197,967
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,821
Cost of Purchases	15,000
Proceeds of Sales	(6,193)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$210,595
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2016	$3,719

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$210,595	Book value	Book value multiple	1.0	Increase
		Market approach	Transaction price	$2.05 - $48.77 / $32.74	Increase
			Discount for lack of marketability	10.0% - 20.0% / 13.3%	Decrease
			Premium rate	6.0% - 16.4% / 12.5%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 6.5 / 4.2	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $11,177,349,000. Net unrealized appreciation aggregated $3,650,562,000, of which $3,819,664,000 related to appreciated investment securities and $169,102,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017